Licensed Copyrights, Net (Tables)	9 Months Ended
Sep. 30, 2022
Finite Lived License Agreements [Line Items]
Schedule of Licensed Copyrights, Net

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	41,489,049	(33,016,890)	(311,375)	8,160,784
—Sublicensing rights	7,072,190	(7,043,743)	—	28,447
	48,561,239	(40,060,633)	(311,375)	8,189,231
Less: current portion
—Broadcasting rights	8,591,506	(7,662,016)	(26,748)	902,742
—Sublicensing rights	7,072,190	(7,043,743)	—	28,447
	15,663,696	(14,705,759)	(26,748)	931,189
Licensed copyrights—non current
—Broadcasting rights	32,897,543	(25,354,874)	(284,627)	7,258,042
—Sublicensing rights	—	—	—	—
	32,897,543	(25,354,874)	(284,627)	7,258,042

	As of September 30, 2022
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	43,165,880	(34,913,687)	(288,669)	7,963,524	1,119,495
—Sublicensing rights	7,449,082	(7,448,097)	—	985	138
	50,614,962	(42,361,784)	(288,669)	7,964,509	1,119,633
Less: current portion
—Broadcasting rights	7,873,668	(7,035,938)	(20,544)	817,186	114,879
—Sublicensing rights	7,449,082	(7,448,097)	—	985	138
	15,322,750	(14,484,035)	(20,544)	818,171	115,017
Licensed copyrights—non-current
—Broadcasting rights	35,292,212	(27,877,749)	(268,125)	7,146,338	1,004,616
—Sublicensing rights	—	—	—	—	—
	35,292,212	(27,877,749)	(268,125)	7,146,338	1,004,616

Licensed Copyrights
Finite Lived License Agreements [Line Items]
Summary of Estimated Amortization Expense Relating to Licensed Copyrights	Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:

	RMB	US$
Three months ending December 31, 2022	1,246,999	175,300
Year ending December 31, 2023	2,523,695	354,775
Year ending December 31, 2024	1,392,807	195,798
Year ending December 31, 2025	983,728	138,290